Victory Sycamore Mid Cap Value Portfolio Expense Example - Victory Sycamore Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	861
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,040